Trade Receivables - Summary of Trade Receivables by Geographic Region (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ 33,304	€ 39,056
Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	37,567	44,660
Gross carrying amount [member] | Italian Customers [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	8,349	10,124
Gross carrying amount [member] | Other European Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	6,553	10,761
Gross carrying amount [member] | North American customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	9,182	8,233
Gross carrying amount [member] | Chinese customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	4,347	5,589
Gross carrying amount [member] | South American customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	5,447	5,047
Gross carrying amount [member] | Other foreign customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	3,689	4,906
Provision for doubtful accounts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ (4,263)	€ (5,604)